Expenses by nature - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature
Technology service fees	¥ 1,689,549	¥ 2,261,498	¥ 2,021,238
Employee benefit expenses (Note 8)	1,302,848	1,601,989	1,629,375
Outsourcing labor costs	426,148	528,582	437,081
Amortization of intangible assets (Note 14)	126,433	162,121	302,774
Depreciation of property and equipment (Note 13)	74,908	119,309	135,975
Purchase costs of products	60,902	183,956	176,224
Business origination fees to channel partners	53,419	251,427	276,966
Travelling expenses	40,633	38,873	76,987
Marketing and advertising fees	38,183	50,246	110,775
Professional service fees	32,564	50,596	48,001
Auditor's remuneration
-Audit related	17,961	16,501	14,657
-Non-audit	1,693	3,150	1,957
Impairment loss of intangible assets (Note 14)	5,851	10,208	5,646
Listing expenses		69,857	12,467
Others	182,533	134,431	228,666
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	¥ 4,053,625	¥ 5,482,744	¥ 5,478,789